Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000219256
Shareholder Report [Line Items]
Fund Name	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Class Name	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Trading Symbol	SIXH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).
Additional Information Phone Number	866-SIXM-ETF (749-6383)
Additional Information Website	https://6meridianfunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 568,936,142
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 898,838
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$568,936,142	53	$898,838	116%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Written Option	-2.1%
Short-Term Investment	0.1%
Exchange-Traded Fund	1.1%
Industrials	1.3%
Real Estate	2.6%
Utilities	3.8%
Consumer Discretionary	4.3%
Energy	5.2%
Information Technology	12.9%
Financials	13.7%
Communication Services	17.6%
Health Care	19.3%
Consumer Staples	20.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Altria Group	6.7%
Bristol-Myers Squibb	5.1%
Verizon Communications	4.0%
AT&T	3.9%
Palantir Technologies, Cl A	3.0%
Meta Platforms, Cl A	3.0%
US Bancorp	2.8%
QUALCOMM	2.8%
Gilead Sciences	2.8%
Philip Morris International	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	866-SIXM-ETF (749-6383)
Updated Prospectus Web Address	https://6meridianfunds.com/investor-materials
C000219253
Shareholder Report [Line Items]
Fund Name	ETC 6 Meridian Low Beta Equity Strategy ETF
Class Name	ETC 6 Meridian Low Beta Equity Strategy ETF
Trading Symbol	SIXL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ETC 6 Meridian Low Beta Equity Strategy ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).
Additional Information Phone Number	866-SIXM-ETF (749-6383)
Additional Information Website	https://6meridianfunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Low Beta Equity Strategy ETF	$25	0.51%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
AssetsNet	$ 189,111,196
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 338,308
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$189,111,196	241	$338,308	33%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.3%
Materials	1.4%
Energy	1.7%
Consumer Discretionary	3.0%
Communication Services	3.3%
Information Technology	4.0%
Industrials	6.7%
Real Estate	13.6%
Financials	14.1%
Health Care	16.6%
Utilities	17.2%
Consumer Staples	18.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Premier, Cl A	0.6%
HCI Group	0.5%
Tetra Tech	0.5%
Universal	0.5%
Encompass Health	0.5%
New York Times, Cl A	0.5%
WR Berkley	0.5%
CACI International, Cl A	0.5%
Royal Gold	0.5%
HCA Healthcare	0.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	866-SIXM-ETF (749-6383)
Updated Prospectus Web Address	https://6meridianfunds.com/investor-materials
C000219254
Shareholder Report [Line Items]
Fund Name	ETC 6 Meridian Mega Cap Equity ETF
Class Name	ETC 6 Meridian Mega Cap Equity ETF
Trading Symbol	SIXA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ETC 6 Meridian Mega Cap Equity ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).
Additional Information Phone Number	866-SIXM-ETF (749-6383)
Additional Information Website	https://6meridianfunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Mega Cap Equity ETF	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 439,293,139
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 625,119
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$439,293,139	51	$625,119	95%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.2%
Industrials	1.3%
Real Estate	2.6%
Utilities	3.8%
Consumer Discretionary	4.2%
Energy	5.1%
Information Technology	12.8%
Financials	13.6%
Communication Services	17.4%
Health Care	19.1%
Consumer Staples	19.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Altria Group	6.6%
Bristol-Myers Squibb	5.0%
Verizon Communications	3.9%
AT&T	3.9%
Palantir Technologies, Cl A	2.9%
Meta Platforms, Cl A	2.9%
US Bancorp	2.8%
QUALCOMM	2.8%
Gilead Sciences	2.8%
Philip Morris International	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	866-SIXM-ETF (749-6383)
Updated Prospectus Web Address	https://6meridianfunds.com/investor-materials
C000219255
Shareholder Report [Line Items]
Fund Name	ETC 6 Meridian Small Cap Equity ETF
Class Name	ETC 6 Meridian Small Cap Equity ETF
Trading Symbol	SIXS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ETC 6 Meridian Small Cap Equity ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).
Additional Information Phone Number	866-SIXM-ETF (749-6383)
Additional Information Website	https://6meridianfunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Small Cap Equity ETF	$26	0.55%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.55%
AssetsNet	$ 93,343,354
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 167,994
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$93,343,354	82	$167,994	39%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.2%
Materials	1.9%
Communication Services	2.2%
Industrials	3.7%
Real Estate	5.4%
Utilities	5.8%
Energy	9.2%
Information Technology	9.3%
Consumer Discretionary	10.4%
Health Care	13.6%
Consumer Staples	17.7%
Financials	20.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
HCI Group	2.8%
Cal-Maine Foods	2.6%
Innoviva	2.5%
International Seaways	2.5%
Dorian LPG	2.4%
EZCORP, Cl A	2.3%
Assured Guaranty	2.2%
Perdoceo Education	1.5%
Premier, Cl A	1.5%
Brightsphere Investment Group	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	866-SIXM-ETF (749-6383)
Updated Prospectus Web Address	https://6meridianfunds.com/investor-materials
C000226842
Shareholder Report [Line Items]
Fund Name	ETC 6 Meridian Quality Growth ETF
Class Name	ETC 6 Meridian Quality Growth ETF
Trading Symbol	SXQG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ETC 6 Meridian Quality Growth ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://6meridianfunds.com/investor-materials. You can also request this information by contacting us at 866-SIXM-ETF (749-6383).
Additional Information Phone Number	866-SIXM-ETF (749-6383)
Additional Information Website	https://6meridianfunds.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETC 6 Meridian Quality Growth ETF	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
AssetsNet	$ 58,376,675
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 112,488
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$58,376,675	87	$112,488	27%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.4%
Energy	0.5%
Consumer Staples	8.5%
Communication Services	10.0%
Consumer Discretionary	10.1%
Industrials	12.8%
Financials	13.6%
Health Care	15.2%
Information Technology	28.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	5.6%
Microsoft	5.4%
Meta Platforms, Cl A	4.8%
Alphabet, Cl A	4.6%
Mastercard, Cl A	4.5%
ServiceNow	4.5%
Visa, Cl A	4.4%
Booking Holdings	4.3%
Procter & Gamble	4.0%
Intuitive Surgical	4.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	866-SIXM-ETF (749-6383)
Updated Prospectus Web Address	https://6meridianfunds.com/investor-materials